GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 46.2%
Advertising(a)(b) – 0.3%
Clear Channel Outdoor Holdings, Inc.
	$3,080,000	7.875%		04/01/30	$ 3,198,672
	883,000	7.125		02/15/31	910,744
	980,000	7.500		03/15/33	1,028,549
Neptune Bidco U.S., Inc.
	1,255,000	10.375		05/15/31	1,314,111
	1,840,000	9.500		02/15/33	1,875,070

					8,327,146

Aerospace & Defense(a) – 0.6%
Boeing Co.
	3,292,000	5.150		05/01/30	3,309,217
	1,587,000	5.805		05/01/50	1,498,144
Bombardier, Inc.(b)
	4,165,000	7.000		06/01/32	4,301,695
Czechoslovak Group AS(b)
EUR	100,000	5.250		01/10/31	117,045
	$200,000	6.500		01/10/31	202,540
TransDigm, Inc.
	6,615,000	4.625		01/15/29	6,490,572
	2,156,000	4.875		05/01/29	2,118,356
	95,000	7.125	(b)	12/01/31	98,005

					18,135,574

Agriculture(a) – 0.2%
BAT Capital Corp.
	6,715,000	4.390		08/15/37	6,002,404

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	1,509,750	5.750		04/20/29	1,502,684
Avianca Midco 2 PLC(a)(b)
	1,210,000	9.500		01/28/31	1,134,956
Azul Secured Finance LLP(a)(b)
	2,460,000	9.875		02/15/31	2,269,547
Latam Airlines Group SA(a)(b)
	750,000	7.875		04/15/30	766,875
OneSky Flight LLC(a)(b)
	2,400,000	8.875		12/15/29	2,524,128
United Airlines Holdings, Inc.(a)
	1,596,000	5.375		03/01/31	1,576,114
United Airlines, Inc.(a)(b)
	1,995,000	4.625		04/15/29	1,960,207
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	2,392,000	9.500		06/01/28	2,426,014
WestJet An Alberta Partnership(a)(b)
	2,080,000	8.000		02/14/31	2,048,904

					16,209,429

Apparel(a) – 0.3%
Beach Acquisition Bidco LLC
EUR	676,000	5.250	(b)	07/15/32	783,949
	1,210,000	5.250		07/15/32	1,403,223
(PIK 10.750%, Cash 10.000%)
	$1,960,530	10.000	(b)(c)	07/15/33	2,105,099

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Apparel(a) – (continued)
Champ Acquisition Corp.(b)
$3,710,000	8.375%		12/01/31	$ 3,872,498

				8,164,769

Automotive(a) – 0.8%
Adient Global Holdings Ltd.(b)
1,920,000	7.000		04/15/28	1,949,261
American Axle & Manufacturing, Inc.(b)
890,000	6.375		10/15/32	885,354
Clarios Global LP/Clarios U.S. Finance Co.(b)
1,138,000	6.750		02/15/30	1,167,940
940,000	6.750		09/15/32	952,483
Dana, Inc.
1,002,000	4.250		09/01/30	1,000,427
Dorman Products, Inc.(b)
555,000	6.250		06/15/34	557,281
General Motors Financial Co., Inc.
1,895,000	5.650		01/17/29	1,924,619
3,935,000	3.100		01/12/32	3,528,672
Hyundai Capital America(b)
3,885,000	5.700		06/26/30	3,951,861
IHO Verwaltungs GmbH(b)(c)
640,000	7.375		05/15/33	663,725
Nissan Motor Acceptance Co. LLC(b)
3,905,000	6.125		09/30/30	3,812,881
Qnity Electronics, Inc.(b)
1,065,000	5.750		08/15/32	1,058,919

				21,453,423

Banks – 4.6%
Access Bank PLC(b)
900,000	6.125		09/21/26	900,000
Akbank TAS(a)(d) (5 yr. CMT + 5.270%)
490,000	9.369		03/14/29	497,051
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(e) (5 yr. CMT + 4.546%)
360,000	5.950		04/15/30	0
Banco Davivienda SA(a)(b)(d) (10 yr. CMT + 5.097%)
200,000	6.650		04/22/31	185,724
Banco del Estado de Chile(a)(d) (5 yr. CMT + 3.228%)
750,000	7.950		05/02/29	785,633
Banco Mercantil del Norte SA(a)(d) (5 yr. CMT + 4.643%)
460,000	5.875		01/24/27	456,752
Banco Santander SA
2,000,000	3.490		05/28/30	1,890,740
(1 yr. CMT + 1.600%)
3,400,000	3.225	(a)(d)	11/22/32	3,058,708
(5 yr. CMT + 2.837%)
1,800,000	7.250	(a)(d)	12/03/35	1,804,842
Bank Hapoalim BM(a)
400,000	5.252		01/14/33	392,000
Bank of America Corp.(a)(d)
(5 yr. CMT + 2.351%)
2,000,000	6.250		07/26/30	1,997,640

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(5 yr. CMT + 2.684%)
$6,000,000	6.625%		05/01/30	$ 6,120,000
Bank of New York Mellon Corp.(a)(d)
(5 yr. CMT + 2.034%)
2,525,000	5.625		03/20/31	2,491,115
(5 yr. CMT + 2.297%)
1,720,000	6.300		03/20/30	1,749,223
Barclays PLC(a)(d)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,682,515
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,738,430
BNP Paribas SA(a)(b)(d) (5 yr. CMT + 4.354%)
2,800,000	8.500		08/14/28	2,928,688
BPCE SA(a)(b)(d) (Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116		10/19/32	1,850,415
Citigroup, Inc.(a)(d)
(10 yr. CMT + 2.757%)
2,110,000	7.000		08/15/34	2,152,939
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250		08/15/26	1,815,599
(5 yr. CMT + 2.890%)
2,000,000	6.875		08/15/30	2,017,960
(5 yr. CMT + 3.001%)
810,000	6.625		02/15/31	812,219
(5 yr. CMT + 3.209%)
2,880,000	7.375		05/15/28	2,945,779
(5 yr. CMT + 3.211%)
2,062,000	7.625		11/15/28	2,130,129
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057		01/25/33	2,859,771
Citizens Financial Group, Inc.(a)(d) (5 yr. CMT + 3.215%)
2,000,000	4.000		10/06/26	1,992,440
Commerzbank AG(a)(d) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,489,088
Credit Bank of Moscow Via CBOM Finance PLC(e)
260,000	4.700	(b)	01/29/25	0
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(d)	10/05/27	0
First Abu Dhabi Bank PJSC(a)(d) (6 yr. CMT + 2.086%)
950,000	5.875		05/28/31	936,985
First Citizens BancShares, Inc.(a)(d) (5 yr. CMT + 3.301%)
1,236,000	7.000		12/15/30	1,241,364
Freedom Mortgage Corp.(a)(b)
2,505,000	6.625		01/15/27	2,508,532
Grupo Aval Ltd.(a)
960,000	4.375		02/04/30	902,592
HSBC Holdings PLC(a)(d) (5 yr. CMT + 2.513%)
8,982,000	6.750		11/18/32	8,906,102
Huntington Bancshares, Inc.(a)(d)
(5 yr. CMT + 2.653%)
3,300,000	6.250		10/15/30	3,285,546
(7 yr. CMT + 4.045%)
960,000	4.450		10/15/27	944,352

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Industrial Subordinated Trust 2 0(a)(b)(d) (5 yr. CMT + 2.864%)
$640,000	6.550%		04/15/36	$ 643,264
Intercorp Peru Ltd.(a)(b)
260,000	5.600		07/16/33	258,310
Ipoteka-Bank ATIB(a)
1,740,000	6.450		10/09/30	1,747,082
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 2.515%)
2,556,000	2.956		05/13/31	2,368,543
(5 yr. CMT + 2.080%)
1,751,000	6.100		07/01/31	1,744,469
(5 yr. CMT + 2.152%)
2,435,000	6.500		04/01/30	2,466,046
(5 yr. CMT + 2.737%)
3,592,000	6.875		06/01/29	3,700,802
KeyCorp(a)(d) (3 mo. USD Term SOFR + 3.868%)
2,000,000	5.000		09/15/26	1,991,780
Morgan Stanley(a)(d) (Secured Overnight Financing Rate + 1.290%)
1,870,000	2.943		01/21/33	1,662,430
NatWest Group PLC(a)(d) (5 yr. CMT + 3.752%)
2,000,000	8.125		11/10/33	2,173,020
NBK Tier 1 Ltd.(a)(d)
(6 yr. CMT + 2.403%)
520,000	6.375	(b)	01/10/31	520,031
(6 yr. CMT + 2.875%)
400,000	3.625		08/24/26	398,700
OTP Bank Nyrt(a)(d) (5 yr. CMT + 2.861%)
900,000	7.300		07/30/35	938,250
PNC Financial Services Group, Inc.(a)(d)
(5 yr. CMT + 3.000%)
1,920,000	6.000		05/15/27	1,917,293
(5 yr. CMT + 3.238%)
2,880,000	6.200		09/15/27	2,899,296
(7 yr. CMT + 2.808%)
1,920,000	6.250		03/15/30	1,936,819
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
3,115,000	7.500		05/02/84	3,213,527
Standard Chartered PLC(a)(b)(d) (5 yr. CMT + 3.805%)
4,055,000	4.750		01/14/31	3,776,665
State Street Corp.(a)(d)
(5 yr. CMT + 2.135%)
1,950,000	6.450		09/15/30	1,978,431
(5 yr. CMT + 2.628%)
1,920,000	6.700		09/15/29	1,970,822
Toronto-Dominion Bank(a)(d) (5 yr. CMT + 4.075%)
2,000,000	8.125		10/31/82	2,059,880
Truist Financial Corp.(a)(d) (10 yr. CMT + 4.349%)
2,147,000	5.100		03/01/30	2,126,775
Turkiye Garanti Bankasi AS(a)(b)(d) (5 yr. CMT + 4.090%)
200,000	8.375		02/28/34	202,750
U.S. Bancorp(a)(d)
(3 mo. USD Term SOFR + 3.176%)
1,000,000	5.300		04/15/27	996,990
(5 yr. CMT + 2.541%)
960,000	3.700		01/15/27	950,592

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG(a)(b)(d) (5 yr. USD SOFR ICE Swap + 3.179%)
$3,105,000	7.125%		08/10/34	$ 3,104,721
Uzbek Industrial & Construction Bank ATB(b)
970,000	8.950		07/24/29	1,036,416
Wells Fargo & Co. , Class A(a)(d)
(5 yr. CMT + 2.340%)
2,181,000	6.125		06/15/31	2,175,548
(5 yr. CMT + 2.767%)
2,185,000	6.850		09/15/29	2,250,200
(5 yr. CMT + 3.606%)
960,000	7.625		09/15/28	1,002,576
Yapi ve Kredi Bankasi AS(a)(b)(d)
(5 yr. CMT + 5.278%)
450,000	9.250		01/17/34	463,851
(5 yr. CMT + 5.499%)
470,000	9.743		04/04/29	478,159

				128,624,911

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS(b)
220,000	3.375		06/29/28	204,815
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700		02/01/36	4,327,828
Becle SAB de CV
200,000	2.500		10/14/31	170,092
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
200,000	5.250	(b)	04/27/29	195,340
960,000	5.250		04/27/29	937,632
Constellation Brands, Inc.
3,815,000	2.250		08/01/31	3,337,438
Keurig Dr. Pepper, Inc.
298,000	3.800		05/01/50	203,558

				9,376,703

Biotechnology(a)(b) – 0.0%
BioMarin Pharmaceutical, Inc.
545,000	5.500		02/15/34	531,484

Building Materials(a) – 0.7%
Builders FirstSource, Inc.(b)
1,725,000	5.000		03/01/30	1,673,319
Cemex SAB de CV(b)(d) (5 yr. CMT + 3.520%)
200,000	7.200		06/10/30	205,900
Limak Cimento Sanayi ve Ticaret AS
300,000	9.750		07/25/29	300,525
MIWD Holdco II LLC/MIWD Finance Corp.(b)
735,000	5.500		02/01/30	680,265
Quikrete Holdings, Inc.(b)
1,605,000	6.375		03/01/32	1,624,437
1,745,000	6.750		03/01/33	1,767,964
Smyrna Ready Mix Concrete LLC(b)
4,253,000	8.875		11/15/31	4,454,337
Standard Building Solutions, Inc.(b)
2,615,000	6.500		08/15/32	2,623,891

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Standard Industries, Inc.(b)
$1,805,000	4.375%	07/15/30	$ 1,705,689
3,889,000	3.375	01/15/31	3,495,316

			18,531,643

Chemicals(a) – 1.2%
Ashland, Inc.(b)
3,095,000	3.375	09/01/31	2,817,750
Avient Corp.(b)
1,655,000	7.125	08/01/30	1,681,050
Axalta Coating Systems LLC(b)
2,950,000	3.375	02/15/29	2,807,072
Celanese U.S. Holdings LLC
1,580,000	6.500	04/15/30	1,601,346
2,250,000	6.750	04/15/33	2,295,652
Cerdia Finanz GmbH(b)
2,326,000	9.375	10/03/31	2,068,279
Chemours Co.(b)
530,000	8.000	01/15/33	522,357
Dangote Fertiliser Ltd.(b)
810,000	7.750	05/05/31	813,789
FMC Corp.(b)
2,140,000	8.000	06/01/31	2,210,727
Methanex U.S. Operations, Inc.(b)
1,200,000	6.250	03/15/32	1,213,932
OCP SA
760,000	6.750	05/02/34	779,076
470,000	5.125	06/23/51	358,634
Olympus Water U.S. Holding Corp.(b)
1,925,000	7.250	06/15/31	1,947,792
2,391,000	6.750	08/01/32	2,328,045
1,402,000	7.250	02/15/33	1,373,203
Sasol Financing USA LLC
890,000	5.500	03/18/31	828,875
SNF Group SACA(b)
925,000	3.375	03/15/30	856,300
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC(b)
5,104,000	6.125	07/15/33	5,076,183
Valvoline, Inc.(b)
850,000	3.625	06/15/31	775,175

			32,355,237

Coal(a) – 0.0%
Indika Energy Tbk. PT
410,000	8.750	05/07/29	416,150
Mongolian Mining Corp.(b)
330,000	8.440	04/03/30	336,379

			752,529

Commercial Services(a) – 1.7%
ADT Security Corp.(b)
4,207,000	4.125	08/01/29	4,033,756
APi Group DE, Inc.(b)
3,865,000	4.125	07/15/29	3,712,835
550,000	4.750	10/15/29	537,328

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
	$4,110,000	5.750%		06/01/34	$ 4,022,293
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
	910,000	8.375		06/15/32	906,642
Belron U.K. Finance PLC(b)
	1,976,000	5.750		10/15/29	1,975,644
Bidvest Group U.K. PLC
	250,000	6.200	(b)	09/17/32	251,563
	700,000	6.200		09/17/32	704,375
Carrix, Inc.(b)
	3,604,000	6.125		08/01/33	3,588,106
EquipmentShare.com, Inc.(b)
	655,000	9.000		05/15/28	666,063
	3,180,000	7.125		07/01/34	3,040,494
Garda World Security Corp.(b)
	1,732,000	7.750		02/15/28	1,756,577
	1,000,000	8.250		08/01/32	1,014,250
	715,000	8.375		11/15/32	726,261
Graham Holdings Co.(b)
	4,830,000	5.625		12/01/33	4,729,488
HealthEquity, Inc.(b)
	1,013,000	4.500		10/01/29	982,630
Herc Holdings, Inc.(b)
	1,570,000	7.000		06/15/30	1,618,811
Kapla Holding SAS(b)
EUR	843,000	5.125		04/30/32	973,622
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	$850,654	9.500	(b)	07/10/36	860,930
	189,034	9.500		07/10/36	191,318
Mavis Tire Express Services Topco Corp.(b)
	2,516,000	6.500		05/15/29	2,479,065
Mersin Uluslararasi Liman Isletmeciligi AS(b)
	200,000	8.250		11/15/28	204,174
Verisure Holding AB(b)
EUR	2,033,000	5.500		05/15/30	2,408,073
	1,180,000	4.125		01/02/32	1,361,601
Wand NewCo 3, Inc.(b)
	$2,824,000	7.625		01/30/32	2,902,168
Williams Scotsman, Inc.(b)
	1,878,000	6.625		06/15/29	1,910,508

					47,558,575

Computers(a) – 0.5%
Ahead DB Holdings LLC(b)
	2,321,000	6.625		05/01/28	2,316,706
Booz Allen Hamilton, Inc.(b)
	2,413,000	3.875		09/01/28	2,352,651
CACI International, Inc.(b)
	1,605,000	6.375		06/15/33	1,617,086
Dell International LLC/EMC Corp.
	2,589,000	8.100		07/15/36	3,002,411
Diebold Nixdorf, Inc.(b)
	2,300,000	7.750		03/31/30	2,392,851
Hewlett Packard Enterprise Co.
	2,620,000	6.200		10/15/35	2,739,158

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Virtusa Corp.(b)
$951,000	7.125%		12/15/28	$ 777,661

				15,198,524

Cosmetics & Personal Care(a) – 0.2%
Opal Bidco SAS(b)
3,650,000	6.500		03/31/32	3,674,309
Perrigo Finance Unlimited Co.
825,000	6.125		09/30/32	783,717

				4,458,026

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
2,650,000	3.875		11/15/29	2,514,400

Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)(d) (5 yr. CMT + 2.720%)
1,850,000	6.950		03/10/55	1,894,067
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,237,978
(5 yr. CMT + 3.148%)
2,172,000	7.100	(a)(d)	08/15/31	2,181,231
(7 yr. CMT + 3.481%)
6,075,000	4.700	(a)(d)	05/15/28	5,863,165
American Express Co.(a)(d) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	956,525
Avolon Holdings Funding Ltd.(a)(b)
1,245,000	3.250		02/15/27	1,235,550
Burford Capital Global Finance LLC(a)(b)
1,820,000	8.500		01/15/34	1,576,065
Capital One Financial Corp.(a)(d)
(3 mo. USD Term SOFR + 3.338%)
1,000,000	5.500		10/30/27	993,830
(5 yr. CMT + 3.157%)
2,000,000	3.950		09/01/26	1,993,720
Charles Schwab Corp.(a)(d) (5 yr. CMT + 2.250%)
2,554,000	6.100		06/01/31	2,521,258
Credit Acceptance Corp.(a)(b)
1,635,000	6.625		03/15/30	1,635,262
Encore Capital Group, Inc.(a)(b)
4,755,000	6.625		06/01/32	4,761,467
Figure Technology Solutions, Inc.(a)(b)
2,155,000	8.500		07/31/31	2,125,864
Focus Financial Partners LLC(a)(b)
2,135,000	6.750		09/15/31	2,121,998
Freedom Mortgage Holdings LLC(a)(b)
4,870,000	9.250		02/01/29	5,027,009
goeasy Ltd.(a)(b)
2,710,000	6.875		05/15/30	2,449,406
165,000	7.375		10/01/30	150,714
2,888,000	6.875		02/15/31	2,576,183
Jane Street Group/JSG Finance, Inc.(a)(b)
3,920,000	6.125		11/01/32	3,900,674

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Midcap Financial Issuer Trust(a)(b)
$2,367,000	6.500%		05/01/28	$ 2,366,740
810,000	5.625		01/15/30	796,279
Navient Corp.(a)
2,293,000	5.500		03/15/29	2,200,294
1,645,000	9.375		07/25/30	1,669,083
1,630,000	9.375		10/15/31	1,628,077
OneMain Finance Corp.(a)
1,740,000	6.625		05/15/29	1,763,594
1,578,000	4.000		09/15/30	1,447,862
4,525,000	7.125		09/15/32	4,575,861
2,270,000	6.750		09/15/33	2,235,065
Osaic Holdings, Inc.(a)(b)
1,187,000	6.750		08/01/32	1,190,668
57,000	8.000		08/01/33	57,780
PennyMac Financial Services, Inc.(a)(b)
1,760,000	6.875		05/15/32	1,684,126
225,000	6.750		02/15/34	208,640
Rocket Cos., Inc.(a)(b)
1,840,000	6.125		08/01/30	1,854,646
1,580,000	6.375		08/01/33	1,590,475
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
5,292,000	4.000		10/15/33	4,675,482
SLM Corp.(a)
970,000	6.500		01/31/30	980,156
(Secured Overnight Financing Rate + 2.710%)
2,030,000	6.495	(d)	05/15/32	2,024,823
Synchrony Financial(a)(d) (5 yr. CMT + 3.078%)
3,130,000	7.250		08/15/31	3,078,637
United Wholesale Mortgage LLC(a)(b)
3,065,000	5.500		04/15/29	2,864,641
UWM Holdings LLC(a)(b)
2,392,000	6.250		03/15/31	2,135,051
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
1,505,000	7.500		06/15/31	1,561,438

				90,791,384

Electrical – 1.0%
AES Panama Generation Holdings SRL(a)
222,166	4.375		05/31/30	208,958
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b)
3,395,000	6.375		02/15/32	3,347,402
Constellation Energy Generation LLC(a)
4,045,000	3.750		03/01/31	3,825,154
Energuate Trust 2 0(a)
200,000	6.350	(b)	09/15/35	195,972
540,000	6.350		09/15/35	529,124
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
1,407,346	5.375		12/30/30	1,316,206
Eskom Holdings
1,128,000	8.450		08/10/28	1,181,580
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)
491,242	7.250	(b)	01/31/41	487,534
677,915	7.250		01/31/41	672,797

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Generadora de Gatun SA(a)(b)
$510,000	6.874%		09/30/44	$ 509,936
JSW Hydro Energy Ltd.(a)
372,625	4.125		05/18/31	344,399
LLPL Capital Pte. Ltd.
330,162	6.875		02/04/39	331,615
Mong Duong Finance Holdings BV(a)
414,269	5.125		05/07/29	408,473
NextEra Energy Capital Holdings, Inc.(a)(d)
(5 yr. CMT + 1.979%)
1,645,000	6.500		08/15/55	1,653,028
(5 yr. CMT + 2.053%)
1,125,000	6.375		08/15/55	1,128,758
NRG Energy, Inc.(a)(b)
4,943,000	5.750		07/15/29	4,941,764
1,015,000	5.875		05/15/34	996,426
1,223,000	6.000		01/15/36	1,196,326
Pacific Gas & Electric Co.(a)
1,410,000	3.500		08/01/50	902,583
San Miguel Global Power Holdings Corp.(a)(d) (5 yr. CMT + 7.732%)
340,000	8.750		06/12/29	342,383
Sociedad Transmisora Metropolitana SpA(a)(b)
290,000	6.385		12/15/55	289,826
Talen Energy Supply LLC(a)(b)
1,050,000	6.250		02/01/34	1,029,840
1,050,000	6.500		02/01/36	1,036,508

				26,876,592

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	974,131
590,000	5.250		04/15/31	580,501
730,000	6.625		03/15/32	745,206
840,000	5.500		04/15/34	817,883

				3,117,721

Electronics(a)(b) – 0.0%
TTM Technologies, Inc.
769,000	4.000		03/01/29	737,548

Engineering & Construction(a) – 1.0%
AECOM(b)
3,369,000	6.000		08/01/33	3,350,504
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	853,512
Aeropuertos Dominicanos Siglo XXI SA(b)
690,000	7.000		06/30/34	708,906
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
420,000	7.875	(b)	02/03/30	427,875
700,000	7.875		02/03/30	713,125
Brundage-Bone Concrete Pumping Holdings, Inc.(b)
1,980,000	7.500		02/01/32	2,030,747
Corp. Quiport SA(b)
750,000	9.000		12/15/37	816,105

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Dycom Industries, Inc.(b)
	$2,654,000	4.500%		04/15/29	$ 2,577,698
Gatwick Airport Finance PLC
GBP	2,607,000	6.000		11/21/30	3,470,439
Global Infrastructure Solutions, Inc.(b)
	$4,255,000	5.625		06/01/29	4,248,532
	1,335,000	7.500		04/15/32	1,390,710
	2,265,000	6.375		07/15/34	2,281,602
Granite Construction, Inc.(b)
	2,980,000	6.375		06/15/34	2,981,758
IHS Holding Ltd.
	293,000	5.625	(b)	11/29/26	291,658
	200,000	5.625		11/29/26	199,084
	200,000	6.250	(b)	11/29/28	199,144
IRB Infrastructure Developers Ltd.
	350,000	7.110		03/11/32	352,188
Kingston Airport Revenue Finance Ltd.(b)
	738,237	6.750		12/15/36	734,893
Mexico City Airport Trust
	240,000	3.875		04/30/28	233,532
	320,000	5.500		10/31/46	268,800
	300,000	5.500		07/31/47	252,135

					28,382,947

Entertainment(a) – 0.9%
Boyne USA, Inc.(b)
	2,596,000	4.750		05/15/29	2,532,865
Caesars Entertainment, Inc.(b)
	4,323,000	4.625		10/15/29	4,113,983
Cinemark USA, Inc.(b)
	1,065,000	7.000		08/01/32	1,093,244
Cirsa Finance International SARL(b)
EUR	511,000	6.500		03/15/29	607,815
	2,231,000	4.625		07/20/32	2,566,966
CPUK Finance Ltd. , Class B6
GBP	1,800,000	4.500		08/28/27	2,406,568
Light & Wonder International, Inc.(b)
	$1,611,000	6.250		10/01/33	1,582,759
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
	2,340,000	6.625		02/01/33	2,353,642
SeaWorld Parks & Entertainment, Inc.(b)
	4,680,000	5.250		08/15/29	4,554,389
Starz Capital Holdings LLC(b)
	2,435,000	5.500		04/15/29	2,192,547
Vail Resorts, Inc.(b)
	1,420,000	5.625		07/15/30	1,414,675

					25,419,453

Environmental(a)(b) – 0.8%
GFL Environmental Holdings U.S., Inc.
	1,995,000	5.500		02/01/34	1,845,475
GFL Environmental, Inc.
	6,695,000	4.000		08/01/28	6,529,901
Luna 1.5 SARL(c)
	5,052,812	12.000		07/01/32	5,392,007

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
Luna 2 5 SARL
EUR	932,000	5.500%		07/01/32	$ 1,081,528
Madison IAQ LLC
	$1,594,000	5.875		06/30/29	1,594,414
Waste Pro USA, Inc.
	4,305,000	7.000		02/01/33	4,378,960
Wrangler Holdco Corp.
	1,397,000	6.625		04/01/32	1,400,367

					22,222,652

Food & Drug Retailing – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	482,000	4.875		02/15/30	459,948
	3,975,000	5.625		03/31/32	3,781,298
Aragvi Finance International DAC(a)(b)
	240,000	11.125		11/20/29	180,000
Arcor SAIC(a)(b)
	160,000	7.600		07/31/33	166,378
BRF GmbH
	317,000	4.350		09/29/26	315,837
BRF SA(a)
	206,000	5.750		09/21/50	155,530
Fiesta Purchaser, Inc.(a)(b)
	783,000	9.625		09/15/32	734,932
Grupo Nutresa SA(a)
	300,000	8.000	(b)	05/12/30	317,011
	300,000	9.000	(b)	05/12/35	332,112
	360,000	9.000		05/12/35	398,534
(5 yr. CMT + 4.103%)
	410,000	7.875	(b)(d)	10/21/31	404,363
Iceland Bondco PLC (a)(b)(d) (3 mo. EUR EURIBOR + 3.625%)
EUR	372,000	6.109		08/31/33	428,972
J&F Luxembourg Finance SARL(a)(b)
	$1,230,000	8.000		04/23/33	1,176,956
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(a)(b)
	190,000	7.125		04/30/33	193,167
Kraft Heinz Foods Co.(a)
	2,208,000	5.000		07/15/35	2,109,876
	528,000	4.375		06/01/46	405,847
Performance Food Group, Inc.(a)(b)
	775,000	6.125		09/15/32	777,929
	2,575,000	5.625		03/01/34	2,497,441
Post Holdings, Inc.(a)(b)
	5,739,000	4.625		04/15/30	5,527,805
	3,611,000	6.375		03/01/33	3,557,593
U.S. Foods, Inc.(a)(b)
	2,580,000	4.750		02/15/29	2,542,925
	980,000	4.625		06/01/30	952,129
United Natural Foods, Inc.(a)(b)
	1,379,000	6.750		10/15/28	1,379,662

					28,796,245

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a)(b) – 0.1%
Promigas SA ESP/Gases del Pacifico SAC(d) (5 yr. CMT + 3.632%)
	$440,000	7.750%		06/24/56	$ 446,908
UGI International LLC
EUR	2,707,000	5.000		06/01/31	3,184,695

					3,631,603

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	$1,940,000	6.300		02/15/30	2,004,602

Healthcare Providers & Services(a) – 1.3%
Charlotte Buyer, Inc.(b)
	580,000	8.000		06/30/31	586,432
DaVita, Inc.(b)
	6,785,000	3.750		02/15/31	6,261,470
Encompass Health Corp.
	575,000	4.500		02/01/28	568,807
Global Medical Response, Inc.(b)
	1,098,000	7.375		10/01/32	1,121,882
LifePoint Health, Inc.(b)
	3,465,000	5.375		01/15/29	3,293,413
	2,720,000	7.000		05/01/34	2,539,256
Molina Healthcare, Inc.(b)
	2,150,000	6.500		02/15/31	2,169,888
	1,818,000	3.875		05/15/32	1,627,510
	2,275,000	6.250		01/15/33	2,251,431
Prime Healthcare Services, Inc.(b)
	1,535,000	9.375		09/01/29	1,600,713
Team Health Holdings, Inc.(b)
	654,000	8.375		06/30/28	653,608
(PIK 4.500%, Cash 9.000%)
	6,293,487	13.500	(c)	06/30/28	6,425,524
Teleflex, Inc.(b)
	3,880,000	5.875		01/15/32	3,854,702
Tenet Healthcare Corp.
	3,154,000	6.125		06/15/30	3,178,317

					36,132,953

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
	1,577,000	4.875		02/15/30	1,469,796
Installed Building Products, Inc.(a)(b)
	2,027,000	5.625		02/01/34	1,962,035
K Hovnanian Enterprises, Inc.(a)(b)
	444,000	8.000		04/01/31	453,066
	399,000	8.375		10/01/33	405,364
KB Home(a)
	1,730,000	7.250		07/15/30	1,755,517
PulteGroup, Inc.
	2,880,000	7.875		06/15/32	3,262,378
Risewell Homes, Inc.(a)(b)
	3,250,000	8.500		11/01/30	3,318,672

					12,626,828

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Furnishings(a)(b) – 0.1%
Somnigroup International, Inc.
	$1,455,000	3.875%		10/15/31	$ 1,325,854
Whirlpool Corp.
	1,090,000	7.500		07/01/31	1,083,188

					2,409,042

Household Products(a) – 0.1%
Central Garden & Pet Co.
	1,325,000	4.125		10/15/30	1,253,622
Spectrum Brands, Inc.(b)
	442,000	3.875		03/15/31	388,249

					1,641,871

Housewares(a) – 0.2%
Newell Brands, Inc.
	860,000	8.500	(b)	06/01/28	897,875
	475,000	6.375		05/15/30	479,897
	730,000	6.625		05/15/32	737,942
	1,325,000	7.500		04/01/46	1,229,454
Scotts Miracle-Gro Co.
	3,552,000	4.000		04/01/31	3,300,092

					6,645,260

Insurance – 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	5,275,000	6.750		04/15/28	5,303,221
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
	3,140,000	7.875		11/01/29	3,181,668
Ardonagh Finco Ltd.(a)
EUR	935,000	6.875		02/15/31	1,086,702
	$490,000	7.750	(b)	02/15/31	497,267
Ardonagh Group Finance Ltd.(a)(b)
	6,036,000	8.875		02/15/32	6,010,407
Asurion LLC/Asurion Co-Issuer, Inc.(a)(b)
	2,195,000	8.375		02/01/34	2,000,391
Broadstreet Partners Group LLC(a)(b)
	4,409,000	5.875		04/15/29	4,313,766
CRC Insurance Group LLC(a)(b)
	6,760,000	7.125		06/01/31	6,750,806
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	6,790,000	8.125		02/15/32	6,313,681
HUB International Ltd.(a)(b)
	1,470,000	7.375		01/31/32	1,503,002
MetLife, Inc.(a)(d)
(5 yr. CMT + 1.817%)
	2,146,000	5.850		03/15/56	2,089,431
(5 yr. CMT + 2.078%)
	3,045,000	6.350		03/15/55	3,087,600
Nassau Cos., of New York(a)(b)
	2,253,000	7.875		07/15/30	2,119,893
Prudential Financial, Inc. (a)(d) (5 yr. CMT + 3.234%)
	2,400,000	6.000		09/01/52	2,413,800

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Ryan Specialty LLC(a)(b)
	$1,260,000	5.875%	08/01/32	$ 1,242,826
Transatlantic Holdings, Inc.
	70,000	8.000	11/30/39	83,201
USI, Inc.(a)(b)
	1,125,000	7.500	01/15/32	1,149,863

				49,147,525

Internet – 0.9%
Angi Group LLC(a)(b)
	868,000	3.875	08/15/28	736,194
Arches Buyer, Inc.(a)(b)
	607,000	6.125	12/01/28	594,848
Beignet Investor LLC(b)
	3,635,000	6.581	05/30/49	3,515,154
Expedia Group, Inc.(a)
	3,285,000	3.250	02/15/30	3,095,488
Gen Digital, Inc.(a)(b)
	1,170,000	6.250	04/01/33	1,151,865
Match Group Holdings II LLC(a)(b)
	1,155,000	5.625	02/15/29	1,151,477
	883,000	3.625	10/01/31	787,901
Rakuten Group, Inc.(a)(b)(d) (5 yr. CMT + 4.250%)
	1,125,000	8.125	12/15/29	1,149,581
Snap, Inc.(a)(b)
	5,165,000	6.875	03/01/33	5,048,013
	3,902,000	6.875	03/15/34	3,784,238
United Group BV(a)(b)
EUR	1,125,000	4.625	08/15/28	1,297,209
Wayfair LLC(a)(b)
	$1,750,000	7.125	05/31/34	1,797,828

				24,109,796

Investment Companies(a)(b) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	4,590,000	10.000	11/15/29	4,594,820

Iron/Steel(a) – 0.3%
CSN Inova Ventures
	370,000	6.750	01/28/28	308,654
Hybar LLC(b)
	3,130,000	7.375	07/01/34	3,139,390
Mineral Resources Ltd.(b)
	1,085,000	7.000	04/01/31	1,116,573
	630,000	6.000	05/01/32	617,350
	2,660,000	6.250	05/01/34	2,587,542
Samarco Mineracao SA(c) (PIK 9.049%, Cash 9.000%)
	874,401	9.500	06/30/31	878,336
Vale Overseas Ltd.(b)(d) (5 yr. CMT + 2.431%)
	490,000	6.000	02/25/56	487,648

				9,135,493

Leisure Time(a)(b) – 0.9%
Acushnet Co.
	1,790,000	5.625	12/01/33	1,756,276

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Carnival Corp. Ltd.
	$2,305,000	5.750%		03/15/30	$ 2,310,716
	1,795,000	6.125		02/15/33	1,795,467
Carnival U.K. Ltd.
EUR	2,443,000	4.125		07/15/31	2,791,377
MajorDrive Holdings IV LLC
	$3,195,000	6.375		06/01/29	2,626,034
NCL Corp. Ltd.
	1,500,000	5.875		01/15/31	1,434,375
	750,000	6.250		09/15/33	712,718
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,431,814
	4,121,000	6.250		03/15/32	4,190,521
Viking Cruises Ltd.
	4,145,000	5.875		10/15/33	4,100,027

					24,149,325

Lodging – 0.8%
Genting New York LLC/GENNY Capital, Inc.(a)(b)
	4,225,000	7.250		10/01/29	4,318,161
Hilton Domestic Operating Co., Inc.(a)(b)
	6,470,000	5.500		09/15/31	6,410,347
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b)
	3,640,000	5.000		06/01/29	3,531,492
Las Vegas Sands Corp.(a)
	170,000	6.000		06/14/30	173,080
Melco Resorts Finance Ltd.(a)
	430,000	5.625		07/17/27	429,032
	1,360,000	7.625	(b)	04/17/32	1,382,100
MGM Resorts International(a)
	1,757,000	4.750		10/15/28	1,740,063
Travel & Leisure Co.(a)(b)
	4,435,000	6.250		06/01/31	4,442,939
Wynn Macau Ltd.(b)(f)
	310,000	4.500		03/07/29	307,520

					22,734,734

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	983,000	4.125		06/30/28	958,425
Terex Corp.
	1,015,000	6.250		10/15/32	1,019,324
Vertiv Group Corp.
	2,836,000	4.125		11/15/28	2,804,067

					4,781,816

Media(a) – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	2,897,000	4.750		03/01/30	2,707,102
	5,885,000	4.250		02/01/31	5,210,226
Charter Communications Operating LLC/Charter Communications Operating Capital
	11,515,000	6.384		10/23/35	11,141,453

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Directv Financing LLC(b)
$1,110,000	8.875%	02/01/30	$ 1,131,567
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
356,000	5.875	08/15/27	355,637
3,675,000	9.250	06/01/32	3,761,583
Discovery Global Holdings, Inc.
2,205,000	4.054	03/15/29	2,164,362
2,660,000	4.279	03/15/32	2,360,005
1,725,000	5.050	03/15/42	1,204,016
1,815,000	5.141	03/15/52	1,161,001
DISH DBS Corp.(g)(b)
1,650,000	5.250	12/01/26	1,640,991
Gray Media, Inc.(b)
758,000	7.250	08/15/33	749,306
iHeartCommunications, Inc.(b)
2,174,000	10.875	05/01/30	1,667,806
420,000	7.000	01/15/31	352,800
News Corp.(b)
2,370,000	3.875	05/15/29	2,282,215
Nexstar Media, Inc.(b)
3,850,000	6.500	09/15/33	3,831,982
2,335,000	7.250	04/15/34	2,340,978
Paramount Global
928,000	5.850	09/01/43	657,015
Sinclair Television Group, Inc.(b)
4,010,000	8.125	02/15/33	4,132,505
Sirius XM Radio LLC(b)
4,815,000	4.000	07/15/28	4,684,176
2,170,000	3.875	09/01/31	1,959,054
Telecomunicaciones Digitales SA
1,310,000	4.500	01/30/30	1,234,872
Univision Communications, Inc.(b)
1,600,000	9.375	08/01/32	1,601,024

			58,331,676

Metal Fabricate & Hardware(a)(b) – 0.0%
Advanced Drainage Systems, Inc.
690,000	5.375	03/01/34	669,162

Mining – 0.4%
Constellium SE(a)(b)
2,585,000	3.750	04/15/29	2,468,908
Endeavour Mining PLC(a)(b)
200,000	7.000	05/28/30	203,158
First Quantum Minerals Ltd.(a)(b)
250,000	8.625	06/01/31	259,375
235,000	8.000	03/01/33	243,678
Freeport-McMoRan, Inc.(a)
1,920,000	5.400	11/14/34	1,914,010
Glencore Finance Canada Ltd.(b)
2,880,000	5.550	10/25/42	2,686,089
Glencore Funding LLC(a)(b)
2,855,000	2.850	04/27/31	2,582,262
Navoi Mining & Metallurgical Co.(b)
200,000	6.700	10/17/28	204,066

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
$200,000	6.950%		10/17/31	$ 208,624
Vedanta Resources Finance II PLC(a)(b)
400,000	11.250		12/03/31	399,928

				11,170,098

Oil Field Services – 3.7%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
737,000	7.500		10/01/29	764,969
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
1,680,000	6.625		09/01/32	1,704,007
Archrock Services LP/Archrock Partners Finance Corp.(a)(b)
1,120,000	6.000		02/01/34	1,096,379
Azule Energy Finance PLC(a)
370,000	8.125	(b)	01/23/30	374,921
260,000	8.250	(b)	01/22/31	263,705
980,000	8.250		01/22/31	993,965
Beusa Investments LLC(a)(b)
3,655,000	7.000		08/01/31	3,567,207
BKV Upstream Midstream LLC(a)(b)
1,215,000	7.500		10/15/30	1,214,465
Caturus Energy LLC(a)(b)
1,095,000	7.125		05/15/31	1,087,751
Chesapeake Energy Corp.(e)
2,000,000	0.000		09/15/26	0
Chord Energy Corp.(a)(b)
1,680,000	6.000		10/01/30	1,687,056
1,860,000	6.750		03/15/33	1,892,141
CNX Resources Corp.(a)(b)
1,865,000	7.250		03/01/32	1,916,679
Continental Resources, Inc.(a)(b)
1,251,000	5.750		01/15/31	1,268,389
Crescent Energy Finance LLC(a)(b)
455,000	7.625		04/01/32	459,982
5,345,000	7.375		01/15/33	5,369,801
Dangote Petroleum Refinery & Petrochemicals Fze(a)(b)
560,000	7.500		07/16/31	559,419
DBR Land Holdings LLC(a)(b)
1,935,000	6.250		12/01/30	1,950,499
DNO ASA(a)
330,000	9.250		06/04/29	348,479
890,000	8.500		03/27/30	926,446
Ecopetrol SA(a)
1,000,000	8.625		01/19/29	1,055,500
60,000	6.875		04/29/30	60,702
EQT Corp.(a)(b)
1,835,000	3.625		05/15/31	1,703,247
Expand Energy Corp.(a)
1,385,000	4.750		02/01/32	1,341,206
Guara Norte SARL
457,652	5.198		06/15/34	438,762
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)
460,000	7.750	(b)	11/05/38	492,246
650,000	7.750		11/05/38	695,565
Kodiak Gas Services LLC(a)(b)
785,000	5.875		04/01/31	776,318

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$1,390,000	6.500%		10/01/33	$ 1,389,110
915,000	6.750		10/01/35	921,991
Kosmos Energy Ltd.(a)
700,000	7.500		03/01/28	688,737
470,000	8.750	(b)	10/01/31	410,719
Kraken Oil & Gas Partners LLC(a)(b)
275,000	7.625		08/15/29	277,401
1,445,000	7.125		05/15/31	1,423,816
Lukoil Securities BV
250,000	3.875		05/06/30	12,500
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)(b)
1,435,000	6.625		08/15/34	1,435,560
Matador Resources Co.(a)(b)
1,340,000	6.500		04/15/32	1,337,910
1,900,000	6.250		04/15/33	1,869,600
4,858,000	6.000		04/15/34	4,696,180
MC Brazil Downstream Trading SARL
465,228	7.250		06/30/31	455,924
Murphy Oil Corp.(a)
1,388,000	6.000		10/01/32	1,374,981
Noble Finance II LLC(a)(b)
2,880,000	8.000		04/15/30	2,977,315
3,500,000	6.250		06/15/34	3,397,520
Northern Oil & Gas, Inc.(a)(b)
3,300,000	8.750		06/15/31	3,399,264
325,000	7.875		10/15/33	325,228
Occidental Petroleum Corp.(a)
1,739,000	6.625		09/01/30	1,823,707
Oceanica Lux(a)(b)
460,000	11.250		05/08/31	461,472
Permian Resources Operating LLC(a)(b)
1,038,000	5.875		07/01/29	1,038,810
980,000	7.000		01/15/32	1,014,241
1,180,000	6.250		02/01/33	1,201,087
Petroleos Mexicanos(a)
1,870,000	5.950		01/28/31	1,834,563
Pluspetrol SA(a)(b)
180,000	8.500		05/30/32	189,918
PRIO Luxembourg Holding SARL(a)
1,770,000	6.750		10/15/30	1,744,777
Santos Finance Ltd.(a)
380,000	3.649		04/29/31	352,309
SEPLAT Energy PLC(a)(b)
1,110,000	9.125		03/21/30	1,166,887
ShaMaran Petroleum Ltd.(a)
201,813	12.000		07/30/29	208,645
SM Energy Co.(a)(b)
935,000	6.750		08/01/29	948,483
1,495,000	7.000		08/01/32	1,518,711
925,000	9.625		06/15/33	1,017,472
Sunoco LP(a)(b)
1,280,000	7.000		05/01/29	1,307,878
980,000	7.250		05/01/32	1,011,752

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
(5 yr. CMT + 4.230%)
	$3,245,000	7.875	%(d)	09/18/30	$ 3,326,547
Sunoco LP/Sunoco Finance Corp.(a)
	6,685,000	4.500		05/15/29	6,504,572
Tidewater, Inc.(a)(b)
	2,600,000	9.125		07/15/30	2,778,204
Transocean International Ltd.(a)(b)
	1,250,000	8.250		05/15/29	1,287,362
	241,500	8.750		02/15/30	250,588
	1,260,000	8.500		05/15/31	1,314,369
	695,000	7.875		10/15/32	723,982
Tullow Holdco 2 Ltd.(a)(b)(c)
	672,115	15.000		11/15/28	690,793
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
	2,210,000	7.125		03/15/29	2,255,857
	970,000	6.250		10/01/33	954,567
Vista Energy Argentina SAU(a)(b)
	200,000	8.500		06/10/33	212,075
	940,000	7.875		04/08/38	966,297
WBI Operating LLC(a)(b)
	1,855,000	6.250		10/15/30	1,854,425
	1,620,000	6.500		10/15/33	1,616,549
Weatherford International Ltd.(a)(b)
	1,315,000	6.750		10/15/33	1,330,780
Wildfire Intermediate Holdings LLC(a)(b)
	925,000	7.500		10/15/29	953,231
YPF SA(a)(b)
	162,000	9.500		01/17/31	171,833
	190,000	8.250		01/17/34	200,070

					104,636,375

Packaging(a) – 0.3%
ARD Finance SA(c) (PIK 5.750%, Cash 5.000%)
EUR	2,802,736	5.000		06/30/27	37,394
ARD Finance SA(g)(b) (PIK 7.250%, Cash 6.500%)
	$2,179,842	6.500		06/30/27	9,068
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
EUR	2,426,000	3.000		09/01/29	2,707,796
	$963,000	4.000	(b)	09/01/29	914,985
Ball Corp.
	3,735,000	6.000		06/15/29	3,782,696
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA
	290,000	3.750	(b)	08/02/28	276,846
	750,000	3.750		08/02/28	715,980

					8,444,765

Pharmaceuticals(a) – 0.7%
1261229 BC Ltd.(b)
	2,340,000	10.000		04/15/32	2,391,831
Adapthealth LLC(b)
	645,000	4.625		08/01/29	623,064
	980,000	5.125		03/01/30	946,915
Amneal Pharmaceuticals LLC(b)
	533,000	6.875		08/01/32	549,001

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
CVS Health Corp.
$6,490,000	3.750%		04/01/30	$ 6,230,660
HLF Financing SARL LLC/Herbalife International, Inc.(b)
3,210,000	7.750		05/01/33	3,229,709
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
700,000	4.125		04/30/28	689,661
1,950,000	5.125		04/30/31	1,931,319
Prestige Brands, Inc.(b)
1,780,000	3.750		04/01/31	1,633,203
Teva Pharmaceutical Finance Netherlands IV BV
1,200,000	5.750		12/01/30	1,214,964

				19,440,327

Pipelines – 4.0%
Abu Dhabi Crude Oil Pipeline LLC
1,060,000	4.600		11/02/47	912,692
Acu Petroleo Luxembourg SARL(a)
648,973	7.500		07/13/35	664,452
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
2,340,000	6.625		02/01/32	2,381,114
Buckeye Partners LP(a)
889,000	4.125		12/01/27	874,118
2,245,000	6.875	(b)	07/01/29	2,296,321
780,000	6.750	(b)	02/01/30	800,155
CNX Midstream Partners LP(a)(b)
2,292,000	4.750		04/15/30	2,196,149
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
3,880,000	5.500		06/15/31	3,780,323
DCP Midstream Operating LP(b)
3,840,000	6.750		09/15/37	4,125,043
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
870,000	8.625		03/15/29	903,008
2,435,000	7.375		06/30/33	2,492,101
2,880,000	6.875		06/01/34	2,892,067
DT Midstream, Inc.(a)(b)
3,960,000	4.375		06/15/31	3,788,136
Energy Transfer LP
2,865,000	6.625		10/15/36	3,038,934
Enterprise Products Operating LLC(a)(d) (3 mo. USD Term SOFR + 3.039%)
960,000	6.700		06/01/67	951,946
Esentia Energy Development SAB de CV(a)(b)
740,000	6.125		07/30/33	725,866
220,000	6.500		07/30/38	210,712
Excelerate Energy LP(a)(b)
1,934,000	8.000		05/15/30	2,029,694
Galaxy Pipeline Assets Bidco Ltd.
1,062,391	2.160		03/31/34	928,976
Genesis Energy LP/Genesis Energy Finance Corp.(a)
2,700,000	7.875		05/15/32	2,787,237
3,645,000	6.750		03/15/34	3,634,211
Global Partners LP/GLP Finance Corp.(a)
3,762,000	6.875		01/15/29	3,782,390
Howard Midstream Energy Partners LLC(a)(b)
1,395,000	7.375		07/15/32	1,441,719

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
$1,745,000	6.625%	01/15/34	$ 1,764,561
Kinder Morgan Energy Partners LP
6,715,000	7.300	08/15/33	7,444,853
Kinetik Holdings LP(a)(b)
650,000	6.625	12/15/28	660,842
3,350,000	5.875	06/15/30	3,354,120
MPLX LP(a)
5,685,000	2.650	08/15/30	5,198,591
NuStar Logistics LP(a)
2,464,000	6.375	10/01/30	2,515,350
Prairie Acquiror LP(a)(b)
3,335,000	9.000	08/01/29	3,442,554
Rockies Express Pipeline LLC(a)(b)
1,435,000	6.750	03/15/33	1,458,993
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,795,000	7.375	02/15/29	1,834,903
505,000	6.000	12/31/30	501,415
4,305,000	6.000	09/01/31	4,242,836
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,835,000	4.875	02/01/31	1,813,292
TransMontaigne Partners LLC(a)(b)
4,115,000	8.500	06/15/30	4,202,197
Venture Global Calcasieu Pass LLC(a)(b)
4,768,000	4.125	08/15/31	4,422,272
1,553,000	3.875	11/01/33	1,363,596
1,275,000	6.000	05/01/36	1,261,969
Venture Global LNG, Inc.(a)(b)
2,380,000	9.500	02/01/29	2,551,051
1,325,000	7.000	01/15/30	1,346,094
Venture Global Plaquemines LNG LLC(a)(b)
1,075,000	6.125	12/15/30	1,091,920
1,380,000	6.500	01/15/34	1,424,395
1,115,000	6.500	06/15/34	1,150,702
1,380,000	6.750	01/15/36	1,444,791
Western Midstream Operating LP(a)(b)
1,485,000	7.250	04/01/30	1,553,280
Williams Cos., Inc.
6,715,000	7.500	01/15/31	7,400,601

			111,082,542

Real Estate(a) – 0.4%
Aldar Properties PJSC(d) (5 yr. CMT + 2.018%)
850,000	5.875	04/14/56	779,875
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
3,565,000	5.750	01/15/29	3,514,163
Howard Hughes Corp.(b)
704,000	4.125	02/01/29	678,607
Kennedy-Wilson, Inc.(b)
1,330,000	7.000	06/01/31	1,354,951
3,665,000	7.250	06/01/33	3,710,153
Redsun Properties Group Ltd.(g)
230,000	7.300	01/13/25	1,150

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Yuzhou Group Holdings Co. Ltd.(c)
$52,840	1.000%		06/30/34	$ 528

				10,039,427

Real Estate Investment Trust(a) – 1.2%
Blackstone Mortgage Trust, Inc.(b)
4,640,000	6.250		06/01/31	4,441,872
Crown Castle, Inc.
290,000	4.150		07/01/50	212,611
Fibra Soma Trust F/6185(b)
1,630,000	4.375		07/22/31	1,473,846
Iron Mountain Information Management Services, Inc.(b)
9,118,000	5.000		07/15/32	8,660,185
Iron Mountain, Inc.(b)
1,880,000	6.250		01/15/35	1,855,598
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,793,600
2,570,000	3.500		03/15/31	1,750,093
105,000	8.500	(b)	02/15/32	106,744
RHP Hotel Properties LP/RHP Finance Corp.(b)
105,000	6.500		06/15/33	106,813
725,000	5.750		03/15/34	710,109
SBA Communications Corp.
2,532,000	3.875		02/15/27	2,517,036
Starwood Property Trust, Inc.(b)
2,040,000	6.500		07/01/30	2,071,232
2,330,000	5.750		01/15/31	2,296,564
1,875,000	6.125		06/01/31	1,870,387
Trust 2401(b)
200,000	4.869		01/15/30	190,936
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
2,055,000	4.750		04/15/28	2,047,890
570,000	8.625		06/15/32	582,859

				33,688,375

Retailing(a) – 1.5%
Academy Ltd.(b)
2,265,000	5.875		05/15/31	2,240,878
Arko Corp.(b)
1,590,000	5.125		11/15/29	1,486,650
Asbury Automotive Group, Inc.(b)
774,000	5.000		02/15/32	737,351
AutoNation, Inc.
921,000	4.750		06/01/30	906,642
Cougar JV Subsidiary LLC(b)
3,252,000	8.000		05/15/32	3,402,405
Family Dollar Stores LLC(b)
2,225,000	10.000		07/31/31	2,190,713
FirstCash, Inc.(b)
2,480,000	6.875		03/01/32	2,517,646
1,690,000	6.125		05/01/34	1,664,650
Group 1 Automotive, Inc.(b)
480,000	6.375		01/15/30	482,717
LCM Investments Holdings II LLC(b)
2,895,000	4.875		05/01/29	2,826,475

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
$1,155,000	8.250%	08/01/31	$ 1,203,706
Lowe’s Cos., Inc.
1,977,000	3.750	04/01/32	1,845,352
4,220,000	5.000	04/15/33	4,167,545
Michaels Cos., Inc.(b)
2,955,000	8.500	03/15/33	2,928,967
1,750,000	11.000	03/15/34	1,711,150
Penske Automotive Group, Inc.
2,089,000	3.750	06/15/29	1,994,744
QXO Building Products, Inc.(b)
2,415,000	6.500	07/15/31	2,424,105
1,245,000	6.750	04/30/32	1,271,705
Staples, Inc.(b)
650,000	10.750	09/01/29	622,050
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
2,155,000	5.000	06/01/31	2,030,850
Vivo Energy Investments BV
290,000	5.125	09/24/27	286,920
Yum! Brands, Inc.(b)
2,939,000	4.750	01/15/30	2,876,723

			41,819,944

Semiconductors(a) – 0.3%
Broadcom, Inc.
1,984,000	3.469	04/15/34	1,715,644
1,781,000	3.137	11/15/35	1,446,528
3,184,000	3.187	11/15/36	2,535,737
NXP BV/NXP Funding LLC/NXP USA, Inc.
942,000	3.400	05/01/30	889,964
Qorvo, Inc.
720,000	4.375	10/15/29	693,706

			7,281,579

Software(a) – 1.1%
AthenaHealth Group, Inc.(b)
4,075,000	6.500	02/15/30	3,936,654
Clarivate Science Holdings Corp.(b)
3,701,000	4.875	07/01/29	3,411,656
Cloud Software Group LLC(b)
1,225,000	6.500	03/31/29	1,198,172
CoreWeave, Inc.(b)
3,650,000	9.250	06/01/30	3,424,284
Elastic NV(b)
1,760,000	4.125	07/15/29	1,677,034
Fair Isaac Corp.(b)
6,766,000	6.000	05/15/33	6,550,165
2,210,000	6.250	09/15/34	2,132,981
OAK-Eagle Acquireco, Inc.(b)
765,000	7.250	07/01/33	793,152
335,000	8.750	07/01/34	352,581
Oracle Corp.
1,935,000	4.900	02/06/33	1,777,897
1,350,000	3.600	04/01/50	773,564
ROBLOX Corp.(b)
1,895,000	3.875	05/01/30	1,770,745

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
SS&C Technologies, Inc. (b)
$815,000	5.500%		09/30/27	$ 814,698
3,530,000	6.500		06/01/32	3,561,558

				32,175,141

Sovereign(a)(d) – 0.2%
CoBank ACB (3 mo. USD Term SOFR + 4.660%)
5,135,000	6.250		10/01/26	5,133,460

Telecommunication Services – 2.5%
Altice France SA(a)(b)
3,578,509	6.875		07/15/32	3,474,661
APLD ComputeCo LLC(a)(b)
4,855,000	9.250		12/15/30	5,160,428
AT&T, Inc.(a)
3,335,000	2.250		02/01/32	2,863,298
Black Pearl Compute LLC(a)(b)
5,635,000	6.125		02/15/31	5,624,688
Colombia Telecomunicaciones SA ESP(a)
890,000	4.950		07/17/30	840,560
Digicel International Finance Ltd./Difl U.S. LLC(a)
720,000	8.625	(b)	08/01/32	741,150
910,000	8.625		08/01/32	936,731
EchoStar Corp.(a)
3,085,000	10.750		11/30/29	3,336,551
(PIK 6.750%, Cash 6.750%)
4,681,035	6.750	(c)	11/30/30	4,747,038
ELK Grove Village Property LLC(a)(b)
5,612,000	7.500		06/15/31	5,400,596
Fibercop SpA(a)(b)
1,348,000	7.200		07/18/36	1,368,463
674,000	7.721		06/04/38	698,796
Iliad Holding SAS(a)(b)
1,400,000	7.000		04/15/32	1,412,950
Level 3 Financing, Inc.(a)(b)
2,155,000	6.875		06/30/33	2,182,261
2,565,000	7.000		03/31/34	2,610,837
242,000	7.500		02/15/37	240,255
Meridian Arc Holdco LLC(a)(b)
3,490,000	6.250		04/30/31	3,354,762
Millicom International Cellular SA(a)
360,000	6.250		03/25/29	359,946
380,000	4.500		04/27/31	350,104
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,898,432
PR RNO Property Owner 1 LLC(a)(b)
6,957,000	6.500		05/01/31	6,544,172
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,285,568
SV RNO Property Owner 1 LLC(a)(b)
7,270,000	5.875		03/01/31	6,759,791
Telecom Argentina SA(a)
900,000	9.250		05/28/33	964,719
360,000	8.500	(b)	01/20/36	375,534
280,000	8.500		01/20/36	292,082

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Italia Capital SA
$432,000	7.200%		07/18/36	$ 466,236
311,000	7.721		06/04/38	347,875
Telecommunications Co. Telekom Srbija AD Belgrade(a)
200,000	7.000	(b)	10/28/29	199,378
790,000	7.000		10/28/29	787,543
T-Mobile USA, Inc.(a)
1,821,000	4.500		04/15/50	1,374,400
Total Play Telecomunicaciones SA de CV(a)
225,000	10.500		12/31/28	228,713
Uniti Services LLC(a)(b)
2,255,000	7.500		10/15/33	2,306,008
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
865,000	8.250		10/01/31	898,951

				71,433,477

Transportation – 0.2%
Beacon Mobility Corp.(a)(b)
1,330,000	7.250		08/01/30	1,369,474
MV24 Capital BV
383,097	6.748		06/01/34	386,281
Rand Parent LLC(a)(b)
2,790,000	8.500		02/15/30	2,873,784
Transnet(b)
400,000	8.250		02/06/28	413,264
XPO, Inc.(a)(b)
1,315,000	7.125		02/01/32	1,357,803

				6,400,606

Trucking & Leasing(a)(b) – 0.1%
FTAI Aviation Investors LLC
2,130,000	5.500		05/01/28	2,124,760

United States Dollar(a)(b) – 0.0%
Eagle Funding Luxco SARL
250,000	5.500		08/17/30	249,643

TOTAL CORPORATE OBLIGATIONS (Cost $1,313,456,446)				$1,292,406,344

Shares	Description	Value

Common Stocks – 36.8%
Aerospace & Defense – 1.0%
31,592	Honeywell Aerospace, Inc.*(g)	$ 6,531,330
21,170	L3Harris Technologies, Inc.	5,865,360
74,383	RTX Corp.	16,008,710

		28,405,400

Banks – 3.3%
345,803	Bank of America Corp.	21,422,496
74,164	Citigroup, Inc.	9,823,022
102,920	HSBC Holdings PLC ADR	10,952,746
309,802	ING Groep NV ADR	10,821,384

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
113,224	JPMorgan Chase & Co.	$ 39,831,071

		92,850,719

Beverages – 0.7%
94,780	Coca-Cola Co.	8,301,780
96,961	Coca-Cola Europacific Partners PLC	10,613,351

		18,915,131

Building Products – 0.4%
34,776	Madison Air Solutions Corp. Class A(g)	1,010,591
23,096	Trane Technologies PLC	10,507,525

		11,518,116

Capital Markets – 1.7%
62,691	Blackstone, Inc.	8,008,775
46,354	Intercontinental Exchange, Inc.	7,068,058
72,399	KKR & Co., Inc.	7,343,431
62,497	Morgan Stanley	13,150,619
295,243	Singapore Exchange Ltd. ADR(h)	11,207,424

		46,778,307

Chemicals – 0.6%
32,465	Linde PLC	15,530,607

Commercial Services & Supplies – 0.3%
43,817	Cintas Corp.	8,966,273

Communications Equipment – 0.8%
186,308	Cisco Systems, Inc.	21,609,865

Construction & Engineering – 0.2%
128,395	Vinci SA ADR	4,527,850

Consumer Finance – 0.4%
58,444	Capital One Financial Corp.	12,215,380

Consumer Staples Distribution & Retail – 1.2%
8,621	Costco Wholesale Corp.	8,206,244
186,713	Koninklijke Ahold Delhaize NV ADR	7,330,352
175,084	Walmart, Inc.	19,469,341

		35,005,937

Containers & Packaging – 0.3%
145,464	Ardagh Holdings SA(g)	903,793
179,730	International Paper Co.	7,338,376

		8,242,169

Diversified Telecommunication Services – 0.3%
342,488	AT&T, Inc.	7,962,846

Electric Utilities – 1.3%
129,816	Iberdrola SA ADR	12,401,323
139,257	NextEra Energy, Inc.	12,104,218

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
152,655	Xcel Energy, Inc.	$ 11,937,621

		36,443,162

Electrical Equipment – 0.9%
34,106	Eaton Corp. PLC	14,160,811
153,363	Schneider Electric SE ADR	10,287,590

		24,448,401

Electronic Equipment, Instruments & Components – 0.3%
58,444	Amphenol Corp. Class A	9,391,951

Entertainment – 0.3%
88,550	Walt Disney Co.	8,517,624

Financial Services – 0.6%
4,535	DSG TopCo, Inc.(g)	984
14,192	Mastercard, Inc. Class A	8,133,435
175,592	Rocket Cos., Inc. Class A*(g)	2,265,137
16,943	Visa, Inc. Class A	6,203,341

		16,602,897

Food Products – 0.2%
70,466	Nestle SA ADR	7,043,077

Ground Transportation – 0.5%
267,607	CSX Corp.	13,487,393

Health Care Equipment & Supplies – 0.6%
88,247	Abbott Laboratories	9,327,708
43,166	Hoya Corp. ADR	6,622,528

		15,950,236

Health Care Providers & Services – 0.8%
35,623	Cardinal Health, Inc.	8,194,358
36,087	UnitedHealth Group, Inc.	14,954,453

		23,148,811

Health Care REITs – 0.2%
238,412	Healthpeak Properties, Inc.	5,204,534

Hotels, Restaurants & Leisure – 0.4%
106,135	Starbucks Corp.	11,170,709

Household Durables – 0.2%
66,276	Lennar Corp. Class A	5,457,829

Household Products – 0.6%
112,059	Procter & Gamble Co.	16,191,405

Industrial Conglomerates – 0.7%
65,124	3M Co.	11,480,059
31,592	Honeywell International, Inc.	7,678,435

		19,158,494

Industrial REITs – 0.4%
69,758	Prologis, Inc.	10,087,704

Insurance – 0.9%
35,529	Marsh & McLennan Cos., Inc.	6,739,496
97,111	MetLife, Inc.	9,335,280

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
264,036	Zurich Insurance Group AG ADR	$ 10,033,368

		26,108,144

Interactive Media & Services – 0.6%
48,085	Alphabet, Inc. Class A	17,124,511

IT Services – 0.3%
41,192	International Business Machines Corp.	9,212,591

Life Sciences Tools & Services – 0.6%
61,295	Agilent Technologies, Inc.	8,481,389
49,062	Danaher Corp.	9,566,109

		18,047,498

Media – 0.3%
4,011	Audacy Capital Corp. Class B(g)	8,824
36,581	Audacy Capital LLC Class A(g)	80,478
194,739	Bright Pattern Holdco(e)(g)	0
319,140	iHeartMedia, Inc. Class A(g)	1,145,713
92,526	New York Times Co. Class A	6,929,272

		8,164,287

Metals & Mining – 0.7%
84,491	Freeport-McMoRan, Inc.	5,291,671
144,620	Rio Tinto PLC ADR	14,006,447

		19,298,118

Multi-Utilities – 1.4%
111,822	Ameren Corp.	12,256,809
141,640	CMS Energy Corp.	10,196,664
125,954	National Grid PLC ADR	10,072,541
76,239	Sempra	6,750,964

		39,276,978

Oil, Gas & Consumable Fuels – 2.4%
94,521	ConocoPhillips	11,387,890
2,741	Expand Energy Corp.	257,736
164,245	ExxonMobil Holdings Corp.	25,530,243
46,882	Phillips 66	9,923,982
154,170	Shell PLC ADR	14,180,556
78,973	TotalEnergies SE	6,938,568

		68,218,975

Personal Products – 0.3%
83,002	L’Oreal SA ADR	7,392,158

Pharmaceuticals – 2.3%
28,515	AstraZeneca PLC	4,837,285
5,459	Eli Lilly & Co.	6,271,518
92,791	Johnson & Johnson	23,786,973
161,352	Merck & Co., Inc.	21,008,030

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
483,206	Takeda Pharmaceutical Co.
	Ltd. ADR	$ 8,257,990

		64,161,796

Real Estate Investment Trusts(g) – 0.0%
21,257	Luxco Co. Ltd.	406,613

Real Estate Management & Development – 0.0%
122,732	Sunac Services Holdings Ltd.(b)	12,516
89,181	Yuzhou Group Holdings Co. Ltd.(g)	1,251

		13,767

Residential REITs – 0.2%
29,954	AvalonBay Communities, Inc.	5,559,762

Retail REITs – 0.2%
68,501	Regency Centers Corp.	5,499,945

Semiconductors & Semiconductor Equipment – 1.1%
13,447	Applied Materials, Inc.	6,826,638
22,292	Broadcom, Inc.	8,677,830
19,255	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,783,834
27,295	Texas Instruments, Inc.	7,526,323

		30,814,625

Software – 2.5%
147,686	Microsoft Corp.	68,632,638

Specialized REITs – 0.2%
29,773	Digital Realty Trust, Inc.	5,612,806

Specialty Retail – 0.7%
29,031	Home Depot, Inc.	9,637,131
65,718	TJX Cos., Inc.	10,340,070

		19,977,201

Technology Hardware, Storage & Peripherals – 2.1%
126,289	Apple, Inc.	39,011,935
27,155	Dell Technologies, Inc. Class C	11,007,822
212,992	Hewlett Packard Enterprise Co.	10,202,317

		60,222,074

Trading Companies & Distributors – 0.4%
217,873	Fastenal Co.	10,394,721

Water Utilities – 0.2%
35,190	American Water Works Co., Inc.	4,721,442

Wireless Telecommunication Services – 0.2%
36,655	T-Mobile U.S., Inc.	6,330,685

TOTAL COMMON STOCKS (Cost $726,476,203)		$1,030,024,162

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – 3.1%
Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
$1,249,564	5.982%	10/31/30	$ 1,250,576
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,920,750	5.731	10/31/31	1,925,090
Kaman Corp.
(3 mo. USD Term SOFR + 2.000%)
2,151,165	5.670	02/26/32	2,149,251

			5,324,917

Automotive(j) – 0.0%
First Brands Group LLC
18,439	0.000	03/30/27	8

Building & Construction – 0.1%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,609,835	6.166–
	6.231	07/01/31	1,613,119
(1 mo. USD Term SOFR + 2.500%)
950,489	6.231	07/01/31	952,666

			2,565,785

Building Materials – 0.2%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
5,371,645	6.481	09/08/32	5,374,760

Chemicals – 0.2%
Illuminate Buyer LLC
(1 mo. USD Term SOFR + 2.500%)
4,470,720	6.231	12/31/29	4,435,312

Commercial Services – 0.3%
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
4,214,834	7.252	12/29/31	3,940,870
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
3,677,432	6.410	11/17/31	3,684,640

			7,625,510

Computers – 0.1%
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
2,318,597	6.731	03/01/29	2,090,888

Consumer Cyclical Services – 0.1%
Albion Financing 3 SARL
(3 mo. USD Term SOFR + 3.000%)
2,903,620	6.632	05/21/31	2,913,056
Hertz Corp.
(3 mo. USD Term SOFR + 3.500%)
140,200	7.584	06/30/28	76,760

			2,989,816

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Diversified Financial Services – 0.1%
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
$2,271,250	6.482%	11/26/31	$ 2,273,135

Electrical – 0.1%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
4,292,792	6.732	05/01/31	4,306,228

Entertainment – 0.2%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
1,951,606	6.481	11/24/28	1,953,069
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
2,585,756	8.167	12/02/31	2,593,307

			4,546,376

Health Care Services – 0.0%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,263,908	7.503	05/19/31	1,203,873

Insurance – 0.3%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,062,787	6.231	06/13/31	2,027,493
Lockton, Inc.
(3 mo. USD Term SOFR + 2.000%)
720,000	5.823	05/09/33	719,100
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
4,650,000	6.482	05/06/31	4,568,625

			7,315,218

Internet – 0.0%
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,014,821	7.232	10/02/31	790,292

Machinery – 0.2%
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
4,504,195	6.704	04/30/30	4,519,780

Machinery - Construction & Mining – 0.0%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
294,930	5.732	04/20/29	294,930

Media - Non Cable – 0.0%
Diamond Sports Group LLC
(Fixed + 12.000%)
65,592	12.000	01/02/28	11,479

Midstream – 0.3%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
5,532,628	5.917	12/17/32	5,533,623

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Midstream – (continued)
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
	$3,267,144	6.981%	08/01/29	$ 3,283,480

				8,817,103

Pipelines – 0.1%
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
	2,932,983	5.482	12/31/32	2,916,236

Retailers – 0.0%
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
	1,750,000	12.584	11/02/28	1,546,562

Software – 0.1%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 3.250%)
	2,323,370	6.981	02/16/32	2,304,504

Technology – 0.3%
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
	3,482,278	5.481	11/09/29	3,431,507
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
	1,803,243	6.243	12/02/31	1,805,118
Pitney Bowes, Inc.
(3 mo. USD Term SOFR + 3.750%)
	3,307,196	7.482	03/19/32	3,302,466

				8,539,091

Technology - Software – 0.0%
UKG, Inc.
(3 mo. USD Term SOFR + 2.250%)
	1,198,591	6.073	02/10/31	1,149,605

Unknown IM – 0.1%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.000%)
EUR	840,000	5.412	11/26/32	968,646
(3 mo. USD Term SOFR + 2.750%)
	$1,782,368	6.491	11/26/32	1,786,574

				2,755,220

Water Utilities – 0.1%
Deep Blue Operating I LLC
(3 mo. USD Term SOFR + 2.250%)
	3,142,125	5.902	10/01/32	3,138,197

TOTAL BANK LOANS
(Cost $87,321,331)				$ 86,834,825

Shares		Dividend Rate			Value

Preferred Stocks – 0.3%
Capital Markets – 0.2%
Morgan Stanley
	183,597	6.375%			$ 4,573,401

Diversified Telecommunication Services – 0.0%
Qwest Corp.
	43,275	6.500			565,301

Insurance(d) – 0.1%
Delphi Financial Group, Inc.
(3 mo. USD Term SOFR + 3.452%)
	143,849	7.103			3,524,301

Internet(g) – 0.0%
Alphabet, Inc.
	5,897	6.250			295,794
Alphabet, Inc.
	5,897	6.250			296,029

					591,823

TOTAL PREFERRED STOCKS
(Cost $9,370,665)					$ 9,254,826

	Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.3%
Egyptian Pound – 0.0%
Egypt Government International Bonds
	$200,000	8.875%		05/29/50	$ 192,000

Euro – 0.0%
Benin Government International Bonds
EUR	131,000	4.875		01/19/32	147,022

United States Dollar – 0.3%
Angola Government International Bonds
	$470,000	8.750		04/14/32	479,184
	200,000	9.125		11/26/49	186,650
Benin Government International Bonds
	220,000	7.960		02/13/38	227,566
Congolese International Bonds
	350,000	9.500		02/17/35	339,423
Ecuador Government International Bonds
	45,826	0.000	(b)(k)	07/31/30	38,809
	128,344	6.900	(l)	07/31/35	115,592
El Salvador Government International Bonds (a)
	720,000	7.125		01/20/50	661,500
Hungary Government International Bonds
	370,000	6.250		09/22/32	386,073
	730,000	3.125		09/21/51	440,475
Ivory Coast Government International Bonds (b)
	141,404	6.375		03/03/28	142,292
National Bank of Uzbekistan (a)
	786,000	8.500		07/05/29	832,012
	920,000	7.200		07/17/30	943,460
Nigeria Government International Bonds
	400,000	7.625		11/28/47	389,400
	320,000	8.250		09/28/51	324,278

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Pakistan Government International Bonds
$540,000	8.875%		04/08/51	$ 530,896
Panama Government International Bonds
930,000	4.300		04/29/53	675,119
Republic of South Africa Government International Bonds
710,000	5.000		10/12/46	534,893
Romania Government International Bonds
390,000	5.750		09/16/30	389,327
150,000	6.625	(b)	05/16/36	150,459
200,000	4.000		02/14/51	129,926
Ukraine Government International Bonds (l)
63,457	4.500	(b)	02/01/29	53,770
5,777	0.000	(b)	02/01/30	4,207
12,673	0.000	(b)	02/01/34	7,211
20,000	4.500	(a)	02/01/35	13,715
Venezuela Government International Bonds (g)
180,000	11.750		10/21/26	98,865

				8,095,102

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,647,870)				$ 8,434,124

Units	Expiration Date	Value

Rights(g) – 0.0%
Cineworld Group PLC
27,900	12/31/99	$ 699,593
(Cost $708,939)

Warrants(g) – 0.0%
Aspect Software, Inc.(e)
194,739	12/31/99	$ 0
Noble Corp. PLC
5,288	02/04/28	97,907

TOTAL WARRANTS (Cost $13,220)		$ 97,907

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations(a)(d) – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$89,533	4.219%	07/25/47	$ 76,938

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 76,938

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $34,694)			$ 76,938

Shares	Description		Value

Contingent Value Rights(e)(g)(m) – 0.0%
Media – 0.0%
35,685	SES SA		$ 468,366

TOTAL CONTINGENT VALUE RIGHTS (Cost $—)			$ 468,366

Exchange Traded Funds(m) – 3.4%
1,720,584	Goldman Sachs Nasdaq-100 Premium Income ETF		$ 95,526,824
(Cost $81,209,294)

Shares	Dividend Rate		Value

Investment Companies(m) – 5.5%
Goldman Sachs Central Government Fund — Institutional Shares
104,361,792	3.760%		$ 104,361,792
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
1,064,315	4.487		48,000,609

TOTAL INVESTMENT COMPANIES (Cost $125,767,000)			$ 152,362,401

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 95.6% (Cost $2,352,005,662)			$2,676,186,310

Securities Lending Reinvestment Vehicle(m) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
188,650	3.571%		$ 188,650
(Cost $188,650)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(k) – 0.7%
Commercial Paper(k) – 0.7%
Alexandria Real Estate Equities, Inc.(b)
$5,585,000	0.000%	08/07/26	$ 5,580,775
Ares Capital Corp.(b)
3,260,000	0.000	08/03/26	3,258,877
Oracle Corp.(b)
3,114,000	0.000	10/02/26	3,090,752
Realty Income Corp.
4,669,000	0.000	08/03/26	4,667,486
Targa Resources Corp.(b)
3,277,000	0.000	08/03/26	3,275,924

TOTAL SHORT-TERM INVESTMENTS (Cost $19,875,681)			$ 19,873,814

TOTAL INVESTMENTS – 96.3% (Cost $2,372,069,993)			$2,696,248,774

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%			102,799,375

NET ASSETS – 100.0%			$2,799,048,149

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2026.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2026.

(g)	Security is currently in default and/or non-income producing.

(h)	All or a portion of security is on loan.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2026.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. due 02/26/32	$249,517	$249,295	$(1,064)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	70,000	USD	48,524	09/16/26	$689
	BRL	34,920,000	USD	6,664,654	08/04/26	216,977
	BRL	34,920,000	USD	6,822,374	09/02/26	8,291
	EUR	4,865,393	USD	5,565,475	08/19/26	49,388
	INR	635,000,000	USD	6,594,388	09/16/26	33,094
	USD	6,787,522	CAD	9,390,000	09/16/26	75,364
	USD	25,814,051	EUR	22,164,817	08/19/26	234,943
	USD	6,757,848	SEK	62,775,000	09/16/26	148,781

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	ZAR	111,860,000	USD	6,741,453	09/16/26	$4,155

TOTAL						$771,682

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	9,630,000	USD	6,869,321	09/16/26	$(99,033)
	INR	648,000,000	USD	6,786,058	09/16/26	(22,896)
	USD	6,870,180	BRL	34,920,000	08/04/26	(11,450)
	USD	176,860	CAD	250,000	09/16/26	(1,845)
	USD	3,738,176	EUR	3,264,171	08/19/26	(28,812)
	USD	6,541,913	GBP	4,875,730	10/08/26	(29,315)
	USD	6,868,357	KRW	10,390,000,000	09/16/26	(335,465)
	USD	6,746,430	NZD	11,850,000	09/16/26	(243,704)
	USD	6,986,940	SEK	67,500,000	09/16/26	(119,583)

TOTAL						$(892,103)

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	09/21/26	$1,080,000	$(11,027)
20 Year U.S. Treasury Bonds	633	09/21/26	68,561,812	(1,793,119)
5 Year U.S. Treasury Notes	980	09/30/26	103,857,032	(882,447)
S&P 500 E-Mini Index	129	09/18/26	48,499,162	392,186
Ultra 10-Year U.S. Treasury Notes	317	09/21/26	34,775,891	(597,472)
Ultra Long U.S. Treasury Bonds	454	09/21/26	49,798,125	(1,605,090)

Total				$(4,496,969)

Short position contracts:
10 Year U.S. Treasury Notes	(370)	09/21/26	(39,960,000)	468,047
2 Year U.S. Treasury Notes	(84)	09/30/26	(17,271,188)	(11,958)
5 Year German Euro-Bobl	(32)	09/08/26	(4,200,786)	37,586
5 Year German Euro-Bund	(23)	09/08/26	(3,298,331)	47,172
5 Year U.S. Treasury Notes	(1,337)	09/30/26	(141,690,665)	989,568

Total				$1,530,415

TOTAL FUTURES CONTRACTS				$(2,966,554)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.000%(b)	09/16/27		$400	$(4,419)	$(4,372)	$(47)
12M SOFR(c)	3.000(c)	09/16/28		2,710	(59,484)	(52,562)	(6,922)
12M SOFR(c)	3.250(c)	09/16/29		6,310	(157,392)	(134,134)	(23,258)
12M SOFR(c)	3.250(c)	09/16/31		318,240	(12,819,789)	(10,399,956)	(2,419,833)
2.500%(c)	6M EURO(d)	09/16/31	EUR	310	9,852	5,222	4,630
3.500(c)	12M SOFR(c)	09/16/33		$8,920	378,807	230,322	148,485
2.750(c)	6M EURO(d)	09/16/33	EUR	170	4,960	1,855	3,105
12M SOFR(c)	3.750(c)	09/16/36		$196,720	(8,812,171)	(4,603,056)	(4,209,115)

TOTAL					$(21,459,636)	$(14,956,681)	$(6,502,955)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At July 31, 2026, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Index	MS & Co. Int. PLC	$6,548.750	08/31/2026	(3,255)	$(2,131,618,125)	$(109,790)	$(109,790)	$—

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
KRW	— South Korean Won
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Automobile Components – 0.3%
11,115	LCI Industries	$ 1,137,731

Banks – 1.3%
14,980	JPMorgan Chase & Co.	5,269,814

Beverages – 0.8%
23,765	Constellation Brands, Inc. Class A	3,094,916

Biotechnology – 1.3%
21,450	AbbVie, Inc.	5,382,663

Broadline Retail – 0.5%
3,655	Dillard’s, Inc. Class A	2,150,383

Building Products – 1.9%
30,740	A.O. Smith Corp.	1,848,396
14,155	Griffon Corp.	1,219,737
5,174	Lennox International, Inc.	2,151,763
32,890	Masco Corp.	2,350,977

		7,570,873

Capital Markets – 3.2%
45,673	Charles Schwab Corp.	4,806,627
7,345	Evercore, Inc. Class A	2,354,513
11,515	MarketAxess Holdings, Inc.	1,868,884
8,555	Moody’s Corp.	4,092,541

		13,122,565

Chemicals – 1.0%
11,813	Sherwin-Williams Co.	4,026,461

Commercial Services & Supplies – 1.7%
20,665	Cintas Corp.	4,228,679
67,460	Rollins, Inc.	2,561,456

		6,790,135

Communications Equipment – 1.7%
16,325	Motorola Solutions, Inc.	7,113,619

Consumer Finance – 1.1%
13,490	American Express Co.	4,536,013

Consumer Staples Distribution & Retail – 2.1%
5,440	Costco Wholesale Corp.	5,178,281
61,955	Kroger Co.	3,577,282

		8,755,563

Electric Utilities – 1.9%
53,140	NextEra Energy, Inc.	4,618,929
24,635	NRG Energy, Inc.	3,308,234

		7,927,163

Electrical Equipment – 0.0%
158	GE Vernova, Inc.	156,466

Electronic Equipment, Instruments & Components – 5.1%
50,340	Amphenol Corp. Class A	8,089,638
15,885	Badger Meter, Inc.	2,134,150
35,830	CDW Corp.	5,296,032
20,150	TD SYNNEX Corp.	5,152,355

		20,672,175

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 0.8%
31,309	Archrock, Inc.	$ 1,119,610
10,243	Kodiak Gas Services, Inc.	601,366
59,854	USA Compression Partners LP	1,565,781

		3,286,757

Financial Services – 2.7%
9,628	Mastercard, Inc. Class A	5,517,807
14,578	Visa, Inc. Class A	5,337,443

		10,855,250

Food Products – 1.1%
68,875	Mondelez International, Inc. Class A	4,291,601

Gas Utilities – 0.2%
49,589	Suburban Propane Partners LP	925,331

Ground Transportation – 0.4%
8,100	Landstar System, Inc.	1,415,637

Health Care Providers & Services – 2.1%
9,475	Humana, Inc.	3,447,574
12,276	UnitedHealth Group, Inc.	5,087,174

		8,534,748

Hotels, Restaurants & Leisure – 1.3%
6,910	Domino’s Pizza, Inc.	2,400,810
13,200	Texas Roadhouse, Inc.	2,711,808

		5,112,618

Insurance – 3.3%
16,425	Allstate Corp.	4,337,514
16,700	American Financial Group, Inc.	2,366,724
24,500	Marsh & McLennan Cos., Inc.	4,647,405
6,765	Primerica, Inc.	2,164,530

		13,516,173

IT Services – 2.9%
52,875	Accenture PLC Class A	8,773,020
52,050	Amdocs Ltd.	2,900,226

		11,673,246

Life Sciences Tools & Services – 2.4%
23,744	Danaher Corp.	4,629,605
9,227	Thermo Fisher Scientific, Inc.	5,299,066

		9,928,671

Machinery – 1.9%
13,360	Franklin Electric Co., Inc.	1,399,059
14,630	Illinois Tool Works, Inc.	4,198,079
6,455	Watts Water Technologies, Inc. Class A	2,232,074

		7,829,212

Media – 2.1%
67,542	New York Times Co. Class A	5,058,220
18,515	Nexstar Media Group, Inc.	3,527,663

		8,585,883

Metals & Mining – 0.7%
7,325	Reliance, Inc.	2,974,683

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 13.9%
22,670	BKV Corp.*	$ 554,508
27,872	Cheniere Energy Partners LP	1,836,765
7,469	Cheniere Energy, Inc.	1,968,604
11,004	Delek Logistics Partners LP	663,651
13,927	DT Midstream, Inc.	1,921,926
8,376	Enbridge, Inc.	456,157
345,744	Energy Transfer LP	7,039,348
133,265	Enterprise Products Partners LP	5,070,733
4,991	Expand Energy Corp.	469,304
99,294	Genesis Energy LP	1,520,191
18,027	Global Partners LP	891,796
99,700	Hess Midstream LP Class A	4,070,751
33,098	Kinetik Holdings, Inc.	1,673,766
113,429	MPLX LP	6,629,925
72,127	NGL Energy Partners LP*	1,182,161
10,248	ONEOK, Inc.	930,621
214,000	Plains All American Pipeline LP	5,257,980
36,666	Sunoco LP	2,811,916
29,838	Sunococorp LLC	2,280,817
7,188	Targa Resources Corp.	1,943,420
8,694	TC Energy Corp.	586,236
56,086	Venture Global, Inc. Class A	750,431
99,767	Western Midstream Partners LP	4,646,149
19,925	Williams Cos., Inc.	1,425,434

		56,582,590

Personal Products – 0.3%
10,720	Interparfums, Inc.	1,335,176

Pharmaceuticals – 2.2%
4,652	Eli Lilly & Co.	5,344,404
47,255	Zoetis, Inc.	3,652,339

		8,996,743

Professional Services – 0.3%
31,650	Robert Half, Inc.	1,196,370

Semiconductors & Semiconductor Equipment – 16.0%
20,200	Analog Devices, Inc.	7,421,682
14,678	Applied Materials, Inc.	7,451,580
22,080	Broadcom, Inc.	8,595,302
35,820	KLA Corp.	6,548,612
25,008	Lam Research Corp.	7,327,844
4,930	Monolithic Power Systems, Inc.	7,030,328
41,161	NVIDIA Corp.	8,263,071
30,105	Power Integrations, Inc.	1,827,675
56,235	Skyworks Solutions, Inc.	3,502,316
26,800	Texas Instruments, Inc.	7,389,832

		65,358,242

Software – 7.0%
49,000	Dolby Laboratories, Inc. Class A	2,881,690
10,720	InterDigital, Inc.	3,267,724

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
24,491	Intuit, Inc.	$ 7,740,870
62,700	Oracle Corp.	8,142,849
17,033	Roper Technologies, Inc.	6,676,425

		28,709,558

Specialized REITs – 1.7%
19,885	American Tower Corp.	3,447,264
3,415	Equinix, Inc.	3,480,841

		6,928,105

Specialty Retail – 6.8%
34,080	Best Buy Co., Inc.	2,939,741
14,443	Home Depot, Inc.	4,794,498
21,695	Lowe’s Cos., Inc.	4,508,438
17,915	Ross Stores, Inc.	4,497,919
31,065	TJX Cos., Inc.	4,887,767
90,120	Tractor Supply Co.	2,772,992
14,801	Williams-Sonoma, Inc.	3,384,397

		27,785,752

Technology Hardware, Storage & Peripherals – 1.6%
138,390	Hewlett Packard Enterprise Co.	6,628,881

Trading Companies & Distributors – 1.4%
78,641	Fastenal Co.	3,751,962
6,570	Watsco, Inc.	2,032,101

		5,784,063

TOTAL COMMON STOCKS (Cost $273,052,943)		$395,941,830

Shares	Dividend Rate	Value

Investment Company(a) – 2.3%
Goldman Sachs Central Government Fund — Institutional Shares
9,362,204	3.760%	$ 9,362,204
(Cost $ 9,362,204)

TOTAL INVESTMENTS – 99.3% (Cost $ 282,415,147)		$405,304,034

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,911,325

NET ASSETS – 100.0%		$408,215,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	33	09/18/26	$12,406,763	$68,516

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2026:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,292,406,344	$0
Bank Loans	—	86,834,825	—
Sovereign Debt Obligations	—	8,434,124	—
Mortgage-Backed Obligations	—	76,938	—
Common Stock and/or Other Equity Investments(a)
Asia	33,873,027	12,516	—
Australia and Oceania	14,006,447	—	—
Europe	102,964,003	1,310,406	—
North America	877,767,477	90,286	0
Preferred Stocks	—	9,254,826	—
Rights	—	699,593	—
Contingent Value Rights	—	—	468,366
Securities Lending Reinvestment Vehicle	188,650	—	—
Warrants	—	97,907	0
Exchange Traded Funds	95,526,824	—	—
Investment Companies	152,362,401	—	—
Short-term Investments	—	19,873,814	—

Total	$1,276,688,829	$1,419,091,579	$468,366

Liabilities
Unfunded Loan Commitments(b)	$—	$(1,064)	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$771,682	$—
Futures Contracts	1,934,559	—	—
Interest Rate Swap Contracts	—	156,220	—

Total	$1,934,559	$927,902	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(892,103)	$—
Futures Contracts(b)	(4,901,113)	—	—
Interest Rate Swap Contracts(b)	—	(6,659,175)	—
Written Option Contracts	—	(109,790)	—

Total	$(4,901,113)	$(7,661,068)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$554,508	$—	$—
North America	395,387,322	—	—
Investment Company	9,362,204	—	—

Total	$405,304,034	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$68,516	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk,

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.